Income tax	12 Months Ended
Jun. 30, 2020
Income Tax [Abstract]
Income tax
21.	Income tax

The Group's income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries' losses against subsidiaries income.

Argentine tax reform

Law 27,541 on Solidarity and Production Reactivation, which was published in December 2019, introduced some amendments to different taxes and created the so-called Impuesto para una Argentina Inclusiva y Solidaria (PAIS).

The main amendments related to Income Tax that affect the Group companies are:

1) In the first and second fiscal years begun after January 1, 2019 (i.e., for the Group's fiscal years begun on July 1, 2019 and 2020), the profit / loss for tax inflation adjustment shall be allocated as follows: one sixth in the fiscal year of assessment thereof and the other five sixths over the following fiscal years;

2) The rate applicable to companies for the third fiscal year commencing after January 1, 2018 (i.e., for the Group's fiscal years begun on July 1, 2019) is increased from 25% to 30%.

Tax inflation adjustment: Law 27,430, which was promulgated by the Argentine Congress on December 29, 2017 in the context of the tax reform, establishes the following rules for the application of the inflation adjustment in income tax: (i) the update of the cost for goods acquired or investments made in the fiscal years that begin as of January 1, 2018 (applicable to IRSA for the year end June 30, 2019), considering the percentage variations of the CPI provided by the National Institute of Statistics and Census (INDEC); and (ii) the application of the adjustment set forth in Title VI of the Income Tax Law when a percentage of variation -of the aforementioned index price - accumulated in thirty-six (36) months prior to the fiscal year end that is liquidated, is greater than 100%, or, with respect to the first, second and third year after its validity, this procedure will be applicable in case the accumulated variation of that index price, calculated from the beginning of the first of them and until the end of each year, exceeds 55%, 30% and 15% for the first, second and third year of application, respectively. At the end of this year, there has been an accumulative variation of 55.72% in the index price that exceeds the expected condition of 55% for the application of the adjustment in said first year. Consequently, the tax inflation adjustment has been applied and the cost of goods acquired during the year 2019 has been updated as established in article 58 of the Argentine Income Tax Law.

US tax reform

In December 2017, a bill was passed to reform the Federal Taxation Law in the United States. The reform included a reduction of the corporate tax rate from 35% to 21%, for the tax years 2018 and thereafter. The reform has impact in certain subsidiaries of the Group in the United States.

The details of the provision for the Group's income tax, is as follows:

	June 30, 2020	June 30, 2019	June 30, 2018
Current income tax	(242)	(1,452)	141
Deferred income tax	(6,492)	5,703	10,994
Minimum presumed income tax	(135)	-	-
Income tax from continuing operations	(6,869)	4,251	11,135

The statutory taxes rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Uruguay	0% - 25%
U.S.A.	0% - 40%
Bermuda	0%
Israel	23% - 24%

Below is a reconciliation between income tax expense and the tax calculated applying the current tax rate, applicable in the respective countries, to profit before taxes for years ended June 30, 2020, 2019 and 2018:

	June 30, 2020	June 30, 2019	June 30, 2018
Profit from continuing operations at tax rate applicable in the respective countries	(6,115)	12,419	2,686
Permanent differences:
Share of profit of associates and joint ventures	1,615	(1,494)	(357)
Unrecognized tax loss carryforwards	(3,094)	(4,255)	(4,016)
Changes in fair value of financial instruments	(1,684)	469	(720)
Inflation adjustment permanent difference	1,660	-	-
Tax rate differential	2,447	(340)	12,924
Taxable profit of non-argentinian holding subsidiaries	-	572	(429)
Non-taxable profit, non-deductible expenses and others	238	467	1,047
Fiscal transparency	150	-	-
Tax inflation adjustment	(2,086)	(3,587)	-
Income tax from continuing operations	(6,869)	4,251	11,135

Deferred tax assets and liabilities of the Group as of June 30, 2020 and 2019 will be recovered as follows:

	June 30, 2020	June 30, 2019
Deferred income tax asset to be recovered after more than 12 months	15,066	12,010
Deferred income tax asset to be recovered within 12 months	869	2,071
Deferred income tax assets	15,935	14,081

	June 30, 2020	June 30, 2019
Deferred income tax liability to be recovered after more than 12 months	(57,334)	(47,155)
Deferred income tax liability to be recovered within 12 months	(2,005)	(18,945)
Deferred income tax liability	(59,339)	(66,100)
Deferred income tax assets (liabilities), net	(43,404)	(52,019)

The movement in the deferred income tax assets and liabilities during the years ended June 30, 2020 and 2019, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

	06.30.19	Cumulative translation adjustment	Charged / (Credited) to the statements of income	Revaluation surplus reserve	Charged / (Credited) to the revaluation surplus reserve	Deconsolidation	Incorporation by business combination	06.30.20
Assets
Property, plant and equipment	170	1,014	(888)	-	-	-	-	296
Investments	6	-	(6)	-	-	-	-	-
Trade and other payables	5,726	858	(836)	-	-	(431)	-	5,317
Tax loss carry-forwards	6,977	1,038	614	-	-	(83)	-	8,546
Others	1,202	166	408	-	-	-	-	1,776
Subtotal assets	14,081	3,076	(708)	-	-	(514)	-	15,935
Liabilities	-	-	-	-	-	-	-	-
Investment properties and Property, plant and equipment	(58,206)	(173)	(7,899)	(91)	359	14,973	(624)	(51,661)
Trade and other receivables	(889)	-	(33)	-	-	-	-	(922)
Investments	(131)	-	60	-	-	-	-	(71)
Tax inflation adjustment	(3,017)	-	(1,304)	-	-	-	-	(4,321)
Borrowings	(1,058)	(282)	386	-	-	-	-	(954)
Intangible assets	(2,265)	(511)	383	-	-	-	-	(2,393)
Others	(534)	(536)	2,478	-	-	(182)	(243)	983
Subtotal liabilities	(66,100)	(1,502)	(5,929)	(91)	359	14,791	(867)	(59,339)
Assets (Liabilities), net	(52,019)	1,574	(6,637)	(91)	359	14,277	(867)	(43,404)

	06.30.18	Cumulative translation adjustment	Charged / (Credited) to the statements of income	06.30.19
Assets
Property, plant and equipment	229	(466)	407	170
Investments	-	-	6	6
Trade and other payables	4,608	199	919	5,726
Tax loss carry-forwards	9,795	(264)	(2,554)	6,977
Others	999	(61)	264	1,202
Subtotal assets	15,631	(592)	(958)	14,081
Liabilities	-	-	-	-
Investment properties and Property, plant and equipment	(66,589)	1,574	6,809	(58,206)
Trade and other receivables	(533)	-	(356)	(889)
Investments	-	(16)	(115)	(131)
Tax inflation adjustment	-	-	(3,017)	(3,017)
Borrowings	(1,288)	94	136	(1,058)
Intangible assets	(2,981)	259	457	(2,265)
Others	(2,463)	634	1,295	(534)
Subtotal liabilities	(73,854)	2,545	5,209	(66,100)
Assets (Liabilities), net	(58,223)	1,953	4,251	(52,019)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry-forward is generated. Tax loss carry forwards in Argentina and Uruguay generally expire within 5 years, while in Israel do not expire.

As of June 30, 2020, the Group's recognized tax loss carry forward prescribed as follows:

Date	Total
2021	3
2022	11
2023	2,785
2024	1,186
2025	4,807
Subtotal	8,792
Do not expire	3,784
Total	12,576

In order to fully realize the deferred tax asset, the respective companies of the Group will need to generate future taxable income. To this aim, a projection was made for future years when deferred assets will be deductible. Such projection is based on aspects such as the expected performance of the main macroeconomic variables affecting the business, production issues, pricing, yields and costs that make up the operational flows derived from the regular exploitation of fields and other assets of the group, the flows derived from the performance of financial assets and liabilities and the income generated by the Group's strategy of crop rotation. Such strategy implies the purchase and/or development of fields in marginal areas or areas with a high upside potential and periodical sale of such properties that are deemed to have reached their maximum appreciation potential.

Based on the estimated and aggregate effect of all these aspects on the companies' performance, Management estimates that as at June 30, 2020, it is probable that the Company will realize all of the deferred tax assets.

The Group did not recognize deferred income tax assets (tax loss carry forwards) of Ps. 451,496 for the Operations Center in Israel and Ps. 131 for the Operations Center in Argentina as of June 30, 2020 and Ps. 321,258 for the Operations Center in Israel and Ps. 7,376 for the Operations Center in Argentina as of June 30, 2019. Although the Management estimates that the business will generate sufficient income, pursuant to IAS 12, management has determined that, as a result of the recent loss history and the lack of verifiable and objective evidence due to the subsidiary's results of operations history, there is sufficient uncertainty as to the generation of sufficient income to be able to offset losses within a reasonable timeframe, therefore, no deferred tax asset is recognized in relation to these losses.

The Group did not recognize deferred income tax liabilities of Ps. 90 and Ps. 86 as of June 30, 2020 and 2019, respectively, related to their investments in foreign subsidiaries, associates and joint ventures. In addition, the withholdings and/or similar taxes paid at source may be creditable against the Group's potential final tax liability.

On June 30, 2020 and 2019, the Group recognized a deferred liability in the amount of Ps. 906 and Ps. 938, respectively, related to the potential future sale of one of its subsidiaries shares.

IDBD and DIC assess whether it is necessary to recognize deferred tax liabilities for the temporary differences arising in relation to its investments in subsidiaries; in this respect, IDBD, DIC and PBC estimate that if each of them is required to dispose of its respective holdings in subsidiaries, they would not be liable to income tax on the sale and, for such reason, they did not recognize the deferred tax liabilities related to this difference in these Consolidated Financial Statements.